Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Opening balance as at 1 January	476	469	855	727	3	2	1,334	1,198
Additions		6	35	43		1	35	50
Capitalised expenses			380	324			380	324
Amortisation			-223	-215			-223	-216
Impairments [1]			-7	-12			-7	-12
Exchange rate differences	1	1	-10	8			-9	9
Disposals			-2	-9			-2	-9
Other changes			2	-10	1		2	-10
Closing balance	477	476	1,030	855	3	3	1,510	1,334

Gross carrying amount	477	476	3,281	2,986	9	8	3,767	3,471
Accumulated amortisation			-2,197	-2,079	-4	-4	-2,201	-2,084
Accumulated impairments			-53	-52	-1	-2	-55	-53
Net carrying value	477	476	1,030	855	3	3	1,510	1,334
[1] Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.

Schedule of goodwill allocation to group of CGUs	Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
in EUR million	Method used for recoverable amount	Discount rate		Terminal growth rate		Goodwill
Group of CGUs		2025	2024	2025	2024	2025	2024
Retail Netherlands	Value in use	7.20%	7.81%	2.00%	2.00%	30	30
Retail Germany	Value in use	7.20%	7.77%	2.20%	2.00%	356	356
Retail Poland	Value in use	8.76%	9.30%	2.50%	2.50%	77	76
Retail Romania	Value in use	10.86%	11.45%	2.60%	3.00%	14	15
						477	476